UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York             November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total:   $148,410
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP                13F File Number: 028-12272


                                                      FORM 13F INFORMATION TABLE




COLUMN 1                   COLUMN 2   COLUMN 3      COLUMN 4       COLUMN 5          COLUMN 6      COLUMN 7       COLUMN 8

                           TITLE                    VALUE     SHS OR      SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             OF CLASS   CUSIP         (x$1000)  PRN AMT     PRN  CALL  DISCRETION    MGRS      SOLE       SHARED  NONE
--------------             --------   -----         --------  -------     ---  ----  ----------    ----      ----       ------  ----
ACTUANT CORP               CL A NEW   00508X203        257        16,000  SH         SOLE          NONE          16,000
BRINKS CO                  COM        109696104     14,661       544,800  SH         SOLE          NONE         544,800
BRINKS HOME SEC HLDGS INC  COM        109699108     33,974     1,103,400  SH         SOLE          NONE       1,103,400
COMMSCOPE INC              COM        203372107     14,714       491,600  SH         SOLE          NONE         491,600
CHEMED CORP NEW            COM        16359R103     19,197       437,400  SH         SOLE          NONE         437,400
UNISYS CORP                COM        909214108     65,607    24,572,000  SH         SOLE          NONE      24,572,000






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